Derivatives and Fair Value Disclosures - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 100,683,377	$ 89,472,475
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 108,426,389	$ 89,472,475